Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

23. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
China Mobile ("CMCC")	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”)	Other equity investee, related party of Phoenix TV Group
Particle Inc. (“Particle”)	Available-for-sale debt investee, with a common director of the Company
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Equity method investee
Phoenix FM Limited (“Phoenix FM”)	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”)	Equity method investee
Hangzhou Qike Technology Co., Ltd. (“Hangzhou Qike”)	Former equity method investee, and current subsidiary of VIE
Yitong Technology (Hangzhou) Limited("Yitong Technology")	Other equity investee
Lifeix Inc.	Other equity investee
Shenzhen Kuailai Technology Co., Ltd. (“Kuailai”)	Other equity investee
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng and Mr Shang Xiaowei	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan and employees of the Group

In addition to those disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years ended December 31, 2016, 2017 and 2018 (in thousands):

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(7,447)	(12,090)	(12,398)	(1,803)
Advertising and promotion expenses charged by Phoenix TV Group	(1,277)	(23)	(4,258)	(619)
Corporate administrative expenses charged by Phoenix TV Group	(195)	(2,676)	(2,166)	(315)
Trademark license fees charged by Phoenix TV Group	(65)	(3,569)	(5,752)	(837)
Project cost charged by Phoenix TV Group	—	(1,217)	(1,763)	(256)
Revenues earned from Phoenix TV Group	10,356	9,454	14,354	2,088

Transactions with CMCC:

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	31,956	33,491	27,532	4,004
Paid services revenues earned from and through CMCC	122,672	138,712	86,352	12,559
Revenue sharing fees and bandwidth costs charged by CMCC	(20,941)	(43,604)	(15,929)	(2,317)

Transactions with Investees:

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Advances provided to/(repaid by) Phoenix FM	(102)	—	—	—
Loans repaid by Phoenix FM	(7,056)	—	—	—
Revenues earned through Phoenix FM	—	855	160	23
Advertising revenues earned from Tianbo	13,482	13,869	193	28
Advances provided to/(repaid by) Tianbo	(1,177)	29	10,721	1,559
Advertising revenues earned from Lilita	42,619	10,000	9	1
Brand license authorization revenues earned from Lilita	172	161	12	2
Advertising resources provided by Tianbo	(670)	—	—	—
Advances provided to Fenghuang Jingcai	19	—	—	—
Loans provided to Particle and related interest income including the effect of foreign exchange	50,337	87,514	—	—
Loans repaid by Particle	—	(48,747)	(84,083)	(12,229)
Issuance of convertible loans to Particle and related interest income including the effect of foreign exchange	248,249	(1,799)	8,993	1,308
Corporate administrative expenses charged by Particle	—	(725)	(82)	(12)
Sales of assets to Particle at carrying value	—	4,740	(413)	(60)
Revenue sharing fees charged by investees	—	(111)	(77)	(11)

As of December 31, 2017 and 2018, the amounts due from and due to related parties were as follows (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Amounts due from related parties:
Due from CMCC (Note 3)	63,216	59,871	8,708
Due from Phoenix TV Group	10,520	10,489	1,526
Due from Particle	89,323	10,022	1,458
Due from other investees, net	24,155	10,846	1,577
Total	187,214	91,228	13,269
Amounts due to related parties:
Due to CMCC	4,043	605	88
Due to Phoenix TV Group	8,657	14,396	2,094
Due to Yitong Technology (Note 10)	—	6,500	945
Due to Others	1,440	3,717	541
Total	14,140	25,218	3,668

The amounts due from Phoenix TV Group represent accounts receivable from Phoenix TV Group for the advertising services provided to its customers, and the amounts due to Phoenix TV Group represent resources or services provided by Phoenix TV Group, expenses paid by Phoenix TV Group on behalf of the Group, and expenses charged by Phoenix TV Group under the cooperation agreements (see Note 2 (a)).

In May 2018, the Group granted an unsecured short-term loan to Tianbo with a principal amount of approximately RMB10.0 million (US$1.5 million) at an interest rate of 10% per annum and with an initial term of twelve months. Considering the doubts on the collection of receivable, the Group made bad debt provision to receivable from Tianbo with a total amount of RMB14.7 million and RMB17.2 million (US$2.5 million) for the years ended December 31, 2017 and 2018, respectively, and made bad debt provision to receivable from Lilita with a total amount of RMB1.0 million in 2017, which were reduced from amounts due from related parties.

The Group granted a  US$6.8 million (RMB45.9 million) loan to Particle in November 2016 at an interest rate of 9% per annum and with a term of six months (the "November 2016 Loan"). In December 2016, the Group revised and extended the term of the November 2016 Loan from six months to twelve months. In January 2017, the Group granted another unsecured RMB74.0 million loan to Particle at an interest rate of 9.0% per annum and with maturity of twelve months (the "January 2017 Loan"). In November 2017, Particle repaid all of the principal and interests of the November 2016 Loan. In July 2018, Particle repaid all of the principal and interests of the January 2017 Loan. As of December 31, 2017 and 2018, the carrying values of the loans granted to Particle recorded in amounts due from related parties were RMB80.4 million and nil, respectively.

For the years ended December 31, 2016, 2017 and 2018, total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Group but borne by Particle were RMB9.1 million, RMB23.1 million and RMB9.9 million (US$1.4 million), respectively.